Equity - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 28, 2014	Nov. 05, 2013	Dec. 31, 2020	Dec. 31, 2013
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares		$ 183,553,000,000
Net of issuance costs		$ 3,956,000
Preferred dividends per share			$ 50
Dividend Payment description			holders of the preferred shares and ADSs will be entitled to receive a minimum dividend to be paid with preference over the holders of the common shares, provided that the dividends have been declared by our shareholders at the annual meeting, If no dividends are declared, none of our shareholders will be entitled to dividends, If the dividends are declared and our annual distributable earnings are sufficient to pay a dividend of at least COP$50 per share to all of our holders of preferred and ordinary shares, such benefits will be paid equally with respect to our preferred and ordinary shares, however, if our earnings Annual distributions are insufficient to pay a dividend of at least COP$50 per share to all our holders of preferred and ordinary shares, a minimum preferred dividend of COP$50 per share will be distributed in proportion to the holders of preferred shares, and any excess over said minimum preferred dividend will be distributed exclusively to holders of ordinary shares.
Share nominal value			$ 0.12
Issued capital common stock [member]
Disclosure of transactions between related parties [line items]
Decrease In preferred shares				$ 452,000
Issued capital preferred stock [member]
Disclosure of transactions between related parties [line items]
Decrease In preferred shares				$ 25,000
American Depository Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued		12,500,000
Proceeds from issuing shares		$ 0
Conversion of stock converted		75,599,997
Conversion of stock converted		331,187,285
Preference shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued		8
Conversion of stock converted	5,000,000	14,734,910
Conversion of stock converted	336,187,285
Number of Share Acquired				197,141
Common Shares [member]
Disclosure of transactions between related parties [line items]
Conversion of stock converted	5,000,000
Conversion of stock converted	660,800,003	665,800,003